Note 9 - Stock options	12 Months Ended
Jul. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Note 9 - Stock options

Note 9 – Stock options:

The following table summarizes information concerning stock options outstanding as of July 31, 2013 and July 31, 2012:

	July 31, 2013		July 31, 2012		July 31, 2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of the year	20,150	$40	20,150	$40	20,150	$ 40
Granted	-	-	-	-	-	-
Exercised	-	-	-	-	-	-
Expired or cancelled	15,650	-	-	-	-	-
Outstanding at end of year	4,500	$ 40	20,150	$ 40	20,150	$ 40

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Subject to Exercise
$40	4,500	1	4,500
Total	4,500	1	4,500

If not previously exercised or canceled, options outstanding at July 31, 2013 will expire as follows:

	Range of Exercise Prices		Weighted Average Exercise
	High	Low	Shares	Price
Year Ending July 31, 2014	$ 40	$ 40	4,500	$ 40